Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Sunrise New Energy Co., Ltd.
Trading Symbol	EPOW
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	25,361,550
Amendment Flag	true
Amendment Description	Sunrise New Energy Co., Ltd. (“Sunrise New Energy”, “we”, “our”, “ours”, “us”, or the “Company”) is filing this Amendment No. 1 on Form 20-F (the “20-F/A”, “Amendment No. 1”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2022, which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 15, 2023 (the “Original 20-F”) to amend and restate (the “Restatement”) its audited financial statements as of and for the year ended December 31, 2022 and unaudited condensed financial statements for the six months ended June 30, 2022 (the “Affected Financials”). Background of the Restatement As previously reported, on December 15, 2023, the Audit Committee of the Board of Directors (the “Audit Committee”) of Sunrise New Energy, after discussions with its management, concluded that the Company had failed to correctly identify certain key terms of an equity financing agreement that had an accounting impact on the classification of shareholders equity.In June 2022, the Company entered into an agreement with Guizhou Province New Kinetic Industry Development Fund Partnership (“New Kinetic Partnership”), pursuant to which New Kinetic Partnership contributed RMB200,000,000 to one of the Company’s subsidiaries, Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”), as a non-controlling shareholder, and New Kinetic Partnership can redeem all of its equity shares at its option upon certain triggering events that are out of the control of the Company. The redemption rights attached to the equity shares Sunrise Guizhou issued to New Kinetic Partnership will require the non-controlling interests held by New Kinetic Partnership to be presented on the Company’s financial statements in mezzanine equity as redeemable non-controlling interests and to be subsequently evaluated to determine if they should be adjusted to their maximum redemption amount at the balance sheet date in accordance with ASC480-10-S99. The Company had failed to identify the redemption feature of such non-controlling interests. Such failure has resulted in errors relating to the reclassification from permanent equity to mezzanine equity and the unrecorded accretions to redemption value with respect to redeemable non-controlling interests. These errors have impacted the Company’s Affected Financials and our management concluded that these errors were material and required the Restatement.The Company’s management has concluded that the Restatement described above is attributable to a material weakness that exists in the Company’s internal control over financial reporting, and that the Company’s disclosure controls and procedures were not effective. In addition to the material weaknesses disclosed in the Company’s Original 20-F, management has identified a material weakness related to the lack of ability to account for complex financial and equity instruments. In order to remediate this additional material weakness, management plans to enhance the design of its control activities related to the evaluation of the impact of the terms and conditions on the accounting and reporting for the classification of complex financial and equity instruments. The impact of the Restatement is more fully described in Note 23 to the Company’s restated consolidated financial statements included in Part III, Item 18 of this Amendment No.1.Items AmendedThis Amendment No.1 includes changes to: ●Part I, Item 3 – Key Information, including Item 3D – Risk Factors, ●Part I, Item 5 – Operating and Financial Review and Prospects, ●Part II, Item 15 – Controls and Procedures, ●Part III, Item 18 – Financial Statements, and ●Part III, Item 19 – Exhibits.See below and 2.2 Restatement of Previously Issued Consolidated Financial Statements of the Notes to Consolidated Financial Statements in Part III, Item 18 of this Amendment No.1 for a detailed discussion of the changes made as a result of the Restatement.As required by Rule 12b-15 under the Securities and Exchange Act, as amended, Part III Item 19 of the Original 20-F has been amended to include updated certifications from the Company’s principal executive officer and principal financial officer pursuant to Sections 906 and 302 of the Sarbanes-Oxley Act of 2002, which are attached to this Form 20-F/A as Exhibits 12.1, 12.2, 13.1 and 13.2, respectively.Except as otherwise noted, this Amendment No. 1 does not amend, update or change any other disclosures in the Original 20-F and does not reflect events occurring after the filing of the Original 20-F. Among other things, forward-looking statements made in the Original 20-F have not been revised to reflect events, results or developments that occurred or facts that became known to us after the date of the Original 20-F, other than with respect to the Restatement, and such forward-looking statements should be read in conjunction with our filings with the SEC, including those subsequent to the filing of the Original 20-F.
Entity Central Index Key	0001780731
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40008
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 703, West Zone, R&D Building Zibo Science and Technology Industrial Entrepreneurship Park
Entity Address, Address Line Two	No. 69 Sanying Road
Entity Address, City or Town	Zibo
Entity Address, Country	CN
Title of 12(b) Security	ordinary share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 703, West Zone, R&D Building Zibo Science and Technology Industrial Entrepreneurship Park
Entity Address, Address Line Two	No. 69 Sanying Road
Entity Address, City or Town	Zibo
Entity Address, Country	CN
Contact Personnel Name	Haiping Hu
Local Phone Number	1082967728
City Area Code	+86
Entity Address, Postal Zip Code	000000